Current and Non-Current Distinction - Summary of Current and Non-Current Distinction (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Assets:
Call loans and bills bought	¥ 5,200,789	¥ 5,336,280
Reverse repurchase agreements and cash collateral on securities borrowed	22,076,009	14,148,667
Financial assets at fair value through profit or loss	2,902,969	2,376,129
Investment securities:
Debt instruments at amortized cost	366,997	316,392
Debt instruments at fair value through other comprehensive income	28,008,280	24,016,184
Equity instruments at fair value through other comprehensive income	5,170,856	5,817,261
Loans and advances	125,190,819	121,716,465
Other financial assets	7,061,639	7,509,528
Liabilities:
Deposits	190,022,742	182,097,319
Call money and bills sold	4,378,277	3,138,049
Repurchase agreements and cash collateral on securities lent	27,791,101	20,166,958
Financial liabilities designated at fair value through profit or loss	597,846	498,284
Borrowings	12,697,699	16,107,158
Debt securities in issue	14,387,415	14,075,084
Other financial liabilities	10,346,934	10,523,048
Not later than one year [member]
Assets:
Call loans and bills bought	5,179,876	5,251,948
Reverse repurchase agreements and cash collateral on securities borrowed	22,076,009	14,098,895
Financial assets at fair value through profit or loss	1,143	1,486
Investment securities:
Debt instruments at amortized cost	47,746	49,106
Debt instruments at fair value through other comprehensive income	13,870,308	10,090,780
Equity instruments at fair value through other comprehensive income	0
Loans and advances	45,487,002	43,944,455
Other financial assets	6,938,327	7,388,927
Liabilities:
Deposits	184,778,247	177,610,231
Call money and bills sold	4,378,277	3,135,461
Repurchase agreements and cash collateral on securities lent	27,791,101	20,166,958
Financial liabilities designated at fair value through profit or loss	43,698	20,267
Borrowings	4,664,053	6,306,345
Debt securities in issue	5,226,279	4,858,463
Other financial liabilities	10,336,163	10,517,630
More than twelve months [Member]
Assets:
Call loans and bills bought	20,913	84,332
Reverse repurchase agreements and cash collateral on securities borrowed	0	49,772
Financial assets at fair value through profit or loss	2,901,826	2,374,643
Investment securities:
Debt instruments at amortized cost	319,251	267,286
Debt instruments at fair value through other comprehensive income	14,137,972	13,925,404
Equity instruments at fair value through other comprehensive income	5,170,856	5,817,261
Loans and advances	79,703,817	77,772,010
Other financial assets	123,312	120,601
Liabilities:
Deposits	5,244,495	4,487,088
Call money and bills sold	0	2,588
Repurchase agreements and cash collateral on securities lent	0
Financial liabilities designated at fair value through profit or loss	554,148	478,017
Borrowings	8,033,646	9,800,813
Debt securities in issue	9,161,136	9,216,621
Other financial liabilities	¥ 10,771	¥ 5,418